Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Schedule of Other Receivables	Other receivables consist of the following:
		December 31,	December 31,
	Note	2023	2022
		$	$
VAT / GST receivables		513,334	2,827,070
Other receivables		696,968	158,231
Receivables from affiliated entities	22	1,433,243	959,935
Prepayments		1,768,923	560,946
Related party receivables	22	75,000	655,683
Prepaid mining license		842,989	843,342
		5,330,457	6,005,207